Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit (loss) from continuing operations	€ 1,287	€ 1,919	€ 50
Adjustments for:
Depreciation and amortization	4,473	4,291	4,135
Impairment losses (reversals) on non-current assets (including investments)	50	6	253
Net change in deferred tax assets and liabilities	(147)	38	(45)
Losses (gains) realized on disposals of non-current assets (including investments)	(11)	(15)	(343)
Share of losses (profits) of associates and joint ventures accounted for using the equity method	1	23	(1)
Change in provisions for employee benefits	437	(131)	389
Change in inventories	(30)	(10)	56
Change in trade receivables and net amounts due from customers on construction contracts	379	(310)	410
Change in trade payables	(605)	229	(481)
Net change in current income tax receivables/payables	(515)	581	13
Net change in miscellaneous receivables/payables and other assets/liabilities	80	(915)	634
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES (A)	5,399	5,706	5,070
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(2,292)	(1,641)	(1,959)
Purchase of tangible assets	(3,477)	(3,467)	(4,761)
Total purchase of intangible and tangible assets on an accrual basis	(5,769)	(5,108)	(6,720)
Change in amounts due for purchases of intangible and tangible assets	455	450	1,294
Total purchase of intangible and tangible assets on a cash basis	(5,314)	(4,658)	(5,426)
Capital grants received	82
Acquisition of control of companies or other businesses, net of cash acquired		(10)	(5)
Acquisitions/disposals of other investments	(4)	(5)	(36)
Change in financial receivables and other financial assets (excluding hedging and non-hedging derivatives under financial assets)	466	175	(635)
Proceeds from sale that result in a loss of control of subsidiaries or other businesses, net of cash disposed of		492
Proceeds from sale/repayments of intangible, tangible and other non-current assets	30	42	717
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES (B)	(4,740)	(3,964)	(5,385)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in current financial liabilities and other	(1,188)	(437)	408
Proceeds from non-current financial liabilities (including current portion)	2,630	3,561	5,054
Repayments of non-current financial liabilities (including current portion)	(3,426)	(4,164)	(7,191)
Changes in hedging and non-hedging derivatives	997
Share capital proceeds/reimbursements (including subsidiaries)	16	4	186
Dividends paid	(235)	(227)	(204)
Changes in ownership interests in consolidated subsidiaries	(4)		845
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES (C)	(1,210)	(1,263)	(902)
CASH FLOWS FROM (USED IN) DISCONTINUED OPERATIONS/NON-CURRENT ASSETS HELD FOR SALE (D)		(45)	(19)
AGGREGATE CASH FLOWS (E=A+B+C+D)	(551)	434	(1,236)
Cash and cash equivalents beginning balance	3,952	3,216	4,910
Net foreign exchange differences on net cash and cash equivalents (G)	(155)	302	(458)
Cash and cash equivalents ending balance	3,246	3,952	3,216
Income taxes (paid) received	(1,100)	(218)	(363)
Interest expense paid	(2,899)	(2,306)	(5,145)
Interest income received	1,636	934	3,632
Dividends received	1	8	3
Cash and cash equivalents-from continuing operations	3,964	3,559	4,812
Bank overdrafts repayable on demand-from continuing operations	(12)	(441)	(19)
Cash and cash equivalents-from Discontinued operations/Non-current assets held for sale		98	117
Bank overdrafts repayable on demand-from Discontinued operations/Non-currentassets held for sale	0	0	0
Cash and cash equivalents beginning balance	3,952	3,216	4,910
Cash and cash equivalents-from continuing operations	3,575	3,964	3,559
Bank overdrafts repayable on demand-from continuing operations	(329)	(12)	(441)
Cash and cash equivalents-from Discontinued operations/Non-current assets held for sale			98
Bank overdrafts repayable on demand-from Discontinued operations/Non-currentassets held for sale	0	0	0
Cash and cash equivalents ending balance	€ 3,246	€ 3,952	€ 3,216